13000983

Certnas

1-35880

NASDAQ
THE NASDAQ OMX GROUP

William Slattery
Vice President
Listing Qualifications

By Electronic Mail

April 16, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 16, 2013 The Nasdaq Stock Market (the "Exchange") received from Fairway Group Holdings Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A common stock, par value $0.00001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery